Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	45
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,161,498,793.26	40,936		58.4

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$205,000,000.00	2.50308%		November 15, 2019
Class A-2a Notes	$275,000,000.00	2.96%		September 15, 2021
Class A-2b Notes	$100,000,000.00	1.44400%	*	September 15, 2021
Class A-3 Notes	$317,000,000.00	3.24%		April 15, 2023
Class A-4 Notes	$102,980,000.00	3.38%		March 15, 2024
Class B Notes	$31,580,000.00	3.53%		May 15, 2024
Class C Notes	$21,050,000.00	3.68%		April 15, 2025
Total	$1,052,610,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$356,111.49

Principal:
Principal Collections	$7,702,776.33
Prepayments in Full	$2,742,080.72
Liquidation Proceeds	$4,592.91
Recoveries	$28,513.78
Sub Total	$10,477,963.74
Collections	$10,834,075.23

Purchase Amounts:
Purchase Amounts Related to Principal	$107,532.88
Purchase Amounts Related to Interest	$259.02
Sub Total	$107,791.90

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$10,941,867.13

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	45
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$10,941,867.13
Servicing Fee	$116,221.44	$116,221.44	$0.00	$0.00	$10,825,645.69
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$10,825,645.69
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$10,825,645.69
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$10,825,645.69
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$10,825,645.69
Interest - Class A-4 Notes	$155,348.63	$155,348.63	$0.00	$0.00	$10,670,297.06
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,670,297.06
Interest - Class B Notes	$92,897.83	$92,897.83	$0.00	$0.00	$10,577,399.23
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,577,399.23
Interest - Class C Notes	$64,553.33	$64,553.33	$0.00	$0.00	$10,512,845.90
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$10,512,845.90
Regular Principal Payment	$9,666,544.84	$9,666,544.84	$0.00	$0.00	$846,301.06
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$846,301.06
Residual Released to Depositor	$0.00	$846,301.06	$0.00	$0.00	$0.00
Total		$10,941,867.13

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$9,666,544.84
Total					$9,666,544.84
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$9,666,544.84	$93.87	$155,348.63	$1.51	$9,821,893.47	$95.38
Class B Notes	$0.00	$0.00	$92,897.83	$2.94	$92,897.83	$2.94
Class C Notes	$0.00	$0.00	$64,553.33	$3.07	$64,553.33	$3.07
Total	$9,666,544.84	$9.18	$312,799.79	$0.30	$9,979,344.63	$9.48

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	45

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$55,153,361.04	0.5355735	$45,486,816.20	0.4417053
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$107,783,361.04	0.1023963	$98,116,816.20	0.0932129

Pool Information
Weighted Average APR	3.025%	3.025%
Weighted Average Remaining Term	21.57	20.81
Number of Receivables Outstanding	14,346	13,853
Pool Balance	$139,465,722.83	$128,838,147.60
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$128,836,106.54	$119,169,561.70
Pool Factor	0.1200739	0.1109240

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,593.19
Yield Supplement Overcollateralization Amount	$9,668,585.90
Targeted Overcollateralization Amount	$30,721,331.40
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$30,721,331.40

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,593.19
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,593.19
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,593.19

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	45
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		31	$70,592.39
(Recoveries)		70	$28,513.78
Net Loss for Current Collection Period			$42,078.61
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3621%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			-0.0630%
Second Prior Collection Period			-0.0165%
Prior Collection Period			0.5442%
Current Collection Period			0.3764%
Four Month Average (Current and Prior Three Collection Periods)			0.2103%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,359	$9,635,657.62
(Cumulative Recoveries)			$2,636,721.72
Cumulative Net Loss for All Collection Periods			$6,998,935.90
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6026%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,084.64
Average Net Loss for Receivables that have experienced a Realized Loss			$2,966.91

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.24%	123	$1,599,852.81
61-90 Days Delinquent	0.21%	20	$270,811.88
91-120 Days Delinquent	0.02%	2	$31,864.64
Over 120 Days Delinquent	0.28%	18	$363,346.59
Total Delinquent Receivables	1.76%	163	$2,265,875.92

Repossession Inventory:
Repossessed in the Current Collection Period		7	$121,668.95
Total Repossessed Inventory		9	$138,384.47

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2692%
Prior Collection Period			0.3346%
Current Collection Period			0.2887%
Three Month Average			0.2975%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5169%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	45

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	35	$443,122.77
2 Months Extended	43	$609,261.85
3+ Months Extended	10	$143,353.14

Total Receivables Extended:	88	$1,195,737.76

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer